Cash flow information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Reconciliation of Net Cash Flow to Movement in Net Debt

Net financial liabilities reconciliation:

	Debt
	securities		Lease		Derivative
	issued	Loans	liabilities	Total	Assets, net	Total
Balance at 1 January 2020	(5,965,790)	(12,806,882)	(1,533,055)	(20,305,727)	758,896	(19,546,831)
Cash inflows	(494,987)	(22,983,201)	—	(23,478,188)	2,085,585	(21,392,603)
Cash outflows	885,647	26,817,471	1,302,335	29,005,453	(866,650)	28,138,803
Other non-cash movements	(1,787,424)	(3,152,370)	(1,868,166)	(6,807,960)	(1,179,505)	(7,987,465)
Balance at 31 December 2020	(7,362,554)	(12,124,982)	(2,098,886)	(21,586,422)	798,326	(20,788,096)

	Debt
	securities		Lease		Derivative
	issued	Loans	liabilities	Total	Assets, net	Total
Balance at 1 January 2019	(5,210,562)	(13,531,027)	(1,413,956)	(20,155,545)	1,190,797	(18,964,748)
Cash inflows	(311,649)	(29,060,490)	—	(29,372,139)	1,924,363	(27,447,776)
Cash outflows	563,241	32,003,647	1,215,320	33,782,208	(1,101,876)	32,680,332
Other non-cash movements	(1,006,820)	(2,219,012)	(1,334,419)	(4,560,251)	(1,254,388)	(5,814,639)
Balance at 31 December 2019	(5,965,790)	(12,806,882)	(1,533,055)	(20,305,727)	758,896	(19,546,831)